FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Assets Measured at Fair Value on Recurring Basis
ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. government
corporations and agencies	$30,835	$-	$30,835	$-
Obligations of states and municipalities	14,551	-	14,551	-
Corporate debt securities	2,053	-	2,053	-
Mortgage-backed securities	43,257	-	43,257	-
SBA loan pools	1,124	-	1,124	-
Totals	$91,820	$-	$91,820	$-

December 31, 2011:
Debt securities issued by U.S. government
corporations and agencies	$12,542	$-	$12,542	$-
Obligations of states and municipalities	13,613	-	13,613	-
Corporate debt securities	2,484	-	2,484	-
Mortgage-backed securities	26,867	-	26,867	-
SBA loan pools	1,353	-	1,353	-
Totals	$56,859	$-	$56,859	$-

Assets Measured at Fair Value on Nonrecurring Basis
ASSETS MEASURED AT FAIR VALUE ON A NONRECURRING BASIS

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
	(In Thousands)
December 31, 2012:
Other real estate owned	$213	$-	$-	$213
Totals	$213	$-	$-	$213

December 31, 2011:
Impaired loans	$175	$-	$-	$175
Totals	$175	$-	$-	$175

Estimated Fair Values of Financial Instruments Held or Issued for Purposes Other Than Trading
The estimated fair values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, are as follows as of December 31:

	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In Thousands)
Financial assets:
Cash and cash equivalents	$34,100	$34,100	$-	$-	$34,100
Interest-bearing time deposits with other banks	3,789	-	3,892	-	3,892
Available-for-sale securities	91,820	-	91,820	-	91,820
Federal Home Loan Bank stock	589	589	-	-	589
Loans, net	233,290	-	-	239,465	239,465
Accrued interest receivable	1,019	1,019	-	-	1,019

Financial liabilities:					-
Deposits	340,409	-	340,857	-	340,857
Securities sold under agreements to repurchase	3,569	-	3,569	-	3,569

	December 31, 2011
	Carrying Amount	Fair Value
	(In Thousands)
Financial assets:
Cash and cash equivalents	$91,880	$91,880
Interest-bearing time deposits with other banks	4,728	4,899
Available-for-sale securities	56,859	56,859
Federal Home Loan Bank stock	660	660
Loans, net	214,084	220,659
Accrued interest receivable	964	964
Financial liabilities:
Deposits	344,777	345,515
Securities sold under agreements to repurchase	3,548	3,548